Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation
5.
Share-Based Compensation

The Company’s Long Term Incentive Plan (the “Plan”) became effective on November 1, 2022. Pursuant to the Plan, 4,150,470 shares of Common Stock have been reserved for issuance under the Plan. Under the provisions of the Plan, the stock options shall be granted at an exercise price per share equal to at least the fair market value of the shares of common stock on the date of grant stock options and would generally have a term of 10 years. Stock options currently outstanding under the Plan generally vest on the second-year anniversary date of grant and exercisable at any time after the grant date.

The following table summarizes the stock option activity:

	Number of Options	Weighted-average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2023	1,698,754	$5.28	1.9	$—
Granted	—	$—
Cancelled/Forfeited	(335,646)	$0.51
Exercised	—	$—
Outstanding at June 30, 2024	1,363,108	$6.46	1.9	$—
Exercisable at June 30, 2024	1,363,108	$6.46	1.9	$—

In February 2023, the Company extended the term of 335,646 vested options to allow the exercise of these options for an additional one year period. As a result, the Company recorded an expense of $16,782 included in general and administrative expenses during the six months ended June 30, 2023. The fair value was determined using a Black-Scholes option pricing model with the following weighted average assumptions:

Six Months Ended June 30,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

For the three months ended June 30, 2024 and 2023, the share-based compensation expense was $0 and $133,437, respectively. For the six months ended June 30, 2024 and 2023, the share-based compensation expense was $30,509 and $298,444, respectively. As of June 30, 2024, there was no unrecognized compensation cost and all issued and outstanding stock options were exerciseable.

The following table summarizes information related to share-based compensation expense recognized in the unaudited condensed consolidated statements of operations and comprehensive loss related to the equity awards:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Research and development	$—	$98,385	$19,027	$200,873
General and administrative	—	35,052	11,482	97,571
Total equity-based compensation	$—	$133,437	$30,509	$298,444

5.
Share-Based Compensation

Prior to the Spin-Off, the pH Pharma Ltd Stock Option Plan (the “Plan”) provided for the granting of stock options to purchase common stock in pH Pharma Ltd to employees, directors, advisors, and consultants at a price to be determined by pH Pharma Ltd’ Board of Directors. The Plan was intended to encourage ownership of stock by employees and consultants of the Company and to provide additional incentives for them to promote the success of pH Pharma Ltd’ business. Under the provisions of the Plan, stock options would generally have a term of 7 years. Stock options granted pursuant to the Plan generally vested on the second-year anniversary date of grant and could be exercised in whole or in part for 100% of the shares vested at any time after the date of grant.

As a result of the Spin-Off completed on March 1, 2022, 1,762,667 options of pH Pharma Ltd shares were exchanged into the same number of the options in the Company's 2022 Long Term Incentive Plan. The terms of the options remained unchanged. This exchange did not result in an incremental stock-based compensation expense.

As of December 31, 2023, there were 2,994,226 number of shares available to grant under the 2022 Long Term Incentive Plan.

The following table summarizes the stock option activity:

	Number of Options	Weighted-average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	1,750,967	$5.36	2.9	$486,097
Granted	—	$—
Cancelled/Forfeited	(52,213)	$8.05
Exercised	—	$—
Outstanding at December 31, 2023	1,698,754	$5.28	1.9	$—
Exercisable at December 31, 2023	1,525,334	$4.97	1.6	$—

In February 2023, the Company extended the term of 335,646 outstanding options to allow the exercise of these options for an additional one year period. As a result, the Company recorded an expense of $16,782 included in general and administrative expenses during the year ended December 31, 2023.

For the years ended December 31, 2023 and 2022, the share-based compensation expense was $275,418 and $560,060, respectively. As of December 31, 2023, there was $0.03 million of unrecognized compensation cost related to unvested stock-based compensation arrangements that is expected to be recognized over a weighted average period of 0.07 years.

The following table summarizes information related to share-based compensation expense recognized in the statements of operations and comprehensive loss related to the equity awards:

	Year Ended December 31,
	2023	2022
Research and development	$95,938	$380,631
General and administrative	179,480	179,429
Total equity-based compensation	$275,418	$560,060